Events after the reporting period (Details)				2 Months Ended	3 Months Ended		6 Months Ended
		Jan. 06, 2020 USD ($) $ / shares	Jan. 06, 2020 GBP (£)	Feb. 25, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2019 GBP (£)	Jun. 30, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Events after the reporting date
Dividends paid							£ 0	£ 23,326,000	£ 0
Proceeds from disposal of intangible assets, net of associated costs	[1]				£ 4,530,000	£ 255,000	22,009,000		25,183,000
Net book value of disposals of intangible assets							51,902,000		7,929,000
Additions or extensions of intangible assets							104,965,000		16,332,000
Registrations
Events after the reporting date
Net book value of disposals of intangible assets							51,902,000		7,929,000
Additions or extensions of intangible assets							£ 103,489,000		£ 14,461,000
Dividends
Events after the reporting date
Dividends paid		$ 14,812,000	£ 11,323,000
Dividends paid per share | $ / shares		$ 0.09
Disposal of playing registrations | Registrations
Events after the reporting date
Proceeds from disposal of intangible assets, net of associated costs				£ 1,278,000
Net book value of disposals of intangible assets				160,000
Solidarity contributions, sell-on fees and contingent consideration receivable				79,000
Acquisition or extension of playing registrations | Registrations
Events after the reporting date
Additions or extensions of intangible assets				£ 56,151,000

[1]	Payments and proceeds for intangible assets primarily relate to player and key football management staff registrations. When acquiring or selling players’ and key football management staff registrations it is normal industry practice for payment terms to spread over more than one year and consideration may also include non-cash items. Details of registrations additions and disposals are provided in note 17. Trade payables in relation to the acquisition of registrations at the reporting date are provided in note 24. Trade receivables in relation to the disposal of registrations at the reporting date are provided in note 20.